                                                               December 31, 2000



                                                                   annual report



The ProFunds VP
ProFund VP UltraOTC
ProFund VP Europe 30
ProFund VP UltraSmall-Cap

[LOGO]
ProFunds

PROFUNDS VP

                           Message from the Chairman

Dear Shareholders:

  I am very pleased to present the Annual Report to the Shareholders of ProFunds VP for the twelve months ended December 31, 2000.

  2000 was a year of continued innovation for ProFunds that led to the expansion of our variable annuity fund line-up early in 2001.

  We added three new broad market ProFunds VP and eight new sector ProFunds VP, bringing the total to 14 and bringing a variety of new investment opportunities to the variable annuity marketplace.

  The new broad market funds include the ProFund VP Bull Plus, the ProFund VP Bear and the ProFund VP OTC.

  The Bull Plus seeks investment results of 150% of the daily performance of the S&P 500(R) Index. The Bear seeks daily results corresponding to the inverse of the S&P 500. And the OTC seeks daily results corresponding to the performance of the NASDAQ 100(TM) Index.

  The new sector ProFunds VP, benchmarked to the Dow Jones U.S. Sector Indexes, track biotechnology, energy, financial, healthcare, real estate, technology, telecommunications and utilities. They seek investment results corresponding to the performance of the underlying index.

  2000 was also a year of continued consistency in performance. The ProFunds VP met their investment objectives with an average statistical correlation of 98% for the period.

  In the pages that follow, you'll find a detailed discussion of the performance of the ProFunds VP over the past year. We urge you to read this material closely.

  And, as always, we deeply appreciate your confidence and support.

Sincerely,

/s/ Michael Sapir
Michael Sapir
Chairman

                              ProFund VP UltraOTC


  The investment objective of the ProFund VP UltraOTC is to provide daily investment results that correspond to 200% of the performance of the NASDAQ 100(TM) Index. This index includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of the NASDAQ Stock Market. For the year ended December 31, 2000, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the twelve months, the Fund has produced a return of -73.37%*, during same period the NASDAQ 100 Index produced a return of -36.84%.


                                    [GRAPH]

Value of a $10,000 Investment

                        VP UltraOTC          NASDAQ 100
                        -----------          ----------

10/19/99                  $10,000              $10,000
12/31/99                   23,643               15,696
3/31/2000                  30,650               18,617
6/30/2000                  19,437               15,933
9/30/2000                  16,490               15,115
12/31/2000                  6,295                9,913

               Average Annual Total Return as of 12/31/00
------------------------------------------------------------------------
                           1 Year         Since Inception (10/19/99)
------------------------------------------------------------------------
VP Ultra OTC              (73.37)%                  (31.94)%
------------------------------------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

     The performance of the ProFund VP UltraOTC is measured against the NASDAQ 100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.



The above information is not covered by the Report of Independent Accountants.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraOTC                                            December 31, 2000

 Common Stocks (72.4%)
                                                                     Market
                                                         Shares       Value
                                                       ---------- -------------

3Com Corp.*...........................................      9,564 $      81,294
Abgenix, Inc.*........................................      4,140       244,519
ADC Telecommunications, Inc.*.........................     51,948       941,558
Adelphia Communications Corp.--Class A*...............      7,716       398,339
Adobe Systems, Inc. ..................................     12,684       738,050
Altera Corp.*.........................................     30,168       793,796
Amazon.com, Inc.*.....................................     12,732       198,142
Amgen, Inc.*..........................................     26,148     1,671,838
Apple Computer, Inc.*.................................     24,456       363,783
Applied Materials, Inc.*..............................     22,728       867,926
Applied Micro Circuits Corp.*.........................     18,444     1,384,164
Ariba, Inc.*..........................................     12,504       672,090
At Home Corp.--Class A*...............................     13,524        74,805
Atmel Corp.*..........................................     18,924       219,992
BEA Systems, Inc.*....................................     19,080     1,284,323
Bed Bath & Beyond, Inc.*..............................     20,700       463,163
Biogen, Inc.*.........................................      9,972       598,943
Biomet, Inc. .........................................     12,899       511,929
BMC Software, Inc.*...................................     10,080       141,120
Broadcom Corp.--Class A*..............................      7,632       641,088
BroadVision, Inc.*....................................     15,864       187,394
Check Point Software Technologies Ltd.*...............      8,280     1,105,897
Chiron Corp.*.........................................     14,580       648,810
CIENA Corp.*..........................................     18,264     1,482,809
Cintas Corp. .........................................     10,860       577,616
Cisco Systems, Inc.*..................................    139,164     5,323,022
Citrix Systems, Inc.*.................................     11,784       265,140
CMGI, Inc.*...........................................     18,948       105,990
CNET Networks, Inc.*..................................      8,436       134,844
Comcast Corp.--Special Class A*.......................     23,292       972,441
Compuware Corp.*......................................     12,312        76,950
Comverse Technology, Inc.*............................      9,156       994,571
Concord EFS, Inc.*....................................     13,140       577,339
Conexant Systems, Inc.*...............................     14,472       222,507
Costco Wholesale Corp.*...............................     12,828       512,318
Dell Computer Corp.*..................................     52,176       909,819
eBay, Inc.*...........................................     10,264       338,712
EchoStar Communications Corp.-- Class A*..............     13,092       297,843
Electronic Arts, Inc.*................................      7,128       303,831
Ericsson (LM) Telephone Co.--ADR......................     57,708       645,608
Exodus Communications, Inc.*..........................     24,840       496,800
Fiserv, Inc.*.........................................      8,460       401,321
Flextronics International Ltd.*.......................     24,660       702,809
Gemstar-TV Guide International, Inc.*.................     23,172     1,068,808
Genzyme Corp.-General Division*.......................      5,868       527,753
Human Genome Sciences, Inc.*..........................      6,660       461,621
I2 Technologies, Inc.*................................     23,532     1,279,553
IDEC Pharmaceuticals Corp.*...........................      2,880       545,940
Immunex Corp.*........................................     40,236     1,634,588
Inktomi Corp.*........................................      5,580        99,743
Intel Corp............................................    127,500     3,832,968
Intuit, Inc.*.........................................     14,088       555,596
JDS Uniphase Corp.*...................................     50,688     2,113,055
Juniper Networks, Inc.*...............................     11,388     1,435,600
KLA-Tencor Corp.*.....................................     12,264       413,144
 Common Stocks, continued
Level 3 Communications, Inc.*.........................     13,812 $     453,206
Linear Technology Corp. ..............................     22,788     1,053,945
Maxim Integrated Products, Inc.*......................     21,624     1,033,898
McLeodUSA, Inc.--Class A*.............................     26,304       371,544
MedImmune, Inc.*......................................     12,240       583,695
Mercury Interactive Corp.*............................      4,680       422,370
Metromedia Fiber Network, Inc.*.......................     28,572       289,292
Microchip Technology, Inc.*...........................      5,401       118,484
Microsoft Corp.*......................................     99,360     4,309,739
Millennium Pharmaceuticals, Inc.*.....................     12,600       779,625
Molex, Inc. ..........................................      5,100       181,050
Network Appliance, Inc.*..............................     17,928     1,150,754
Nextel Communications, Inc.--Class A*.................     50,532     1,250,667
Novell, Inc.*.........................................     21,264       110,972
Oracle Corp.*.........................................    126,456     3,675,127
PACCAR, Inc. .........................................      4,704       231,672
Palm, Inc.*...........................................     28,884       817,778
PanAmSat Corp.*.......................................     10,980       380,869
Parametric Technology Corp.*..........................     20,076       269,771
Paychex, Inc. ........................................     18,392       894,311
PeopleSoft, Inc.*.....................................     21,828       811,729
PMC-Sierra, Inc.*.....................................      9,492       746,309
QLogic Corp.*.........................................      4,992       384,384
Qualcomm, Inc.*.......................................     49,056     4,031,789
Rational Software Corp.*..............................     10,620       413,516
RealNetworks, Inc.*...................................      8,004        69,535
RF Micro Devices, Inc.*...............................     10,128       277,887
Sanmina Corp.*........................................      8,892       681,350
SDL, Inc.*............................................      4,764       705,965
Siebel Systems, Inc.*.................................     27,204     1,839,670
Smurfit-Stone Container Corp.*........................     12,888       192,515
Staples, Inc.*........................................     16,560       195,615
Starbucks Corp.*......................................     14,088       623,394
Sun Microsystems, Inc.*...............................     76,728     2,138,793
Tellabs, Inc.*........................................     12,552       709,188
TMP Worldwide, Inc.*..................................      5,580       306,900
USA Networks, Inc.*...................................     18,780       365,036
VeriSign, Inc.*.......................................     10,128       751,371
Veritas Software Corp.*...............................     21,648     1,894,199
Vitesse Semiconductor Corp.*..........................     10,668       590,074
VoiceStream Wireless Corp.*...........................     13,140     1,322,213
WorldCom, Inc.*.......................................     56,232       790,763
Xilinx, Inc.*.........................................     23,832     1,099,250
XO Communications, Inc.--Class A*.....................     15,924       283,646
Yahoo!, Inc.*.........................................     14,604       440,630
                                                                  -------------
TOTAL COMMON STOCKS (Cost $99,972,704)................               83,588,112

                                                                  -------------

 Options Purchased (15.7%)
                                                       Contracts
                                                       ----------
NASDAQ Call Option expiring February 2001 @ 1600......        162    12,603,600
NASDAQ Call Option expiring January 2001 @ 1000.......         40     5,512,000
NASDAQ Put Option expiring January 2001 @ 1400........        150         6,000
                                                                  -------------
TOTAL OPTIONS PURCHASED (Cost $23,031,708)............               18,121,600
                                                                  -------------

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraOTC                                            December 31, 2000

 U.S. Treasury Notes (11.1%)
                                                        Principal     Market
                                                         Amount        Value
                                                       ----------- ------------
U.S. Treasury Note, 5.50%, 08/31/01................... $12,862,000 $ 12,845,923
                                                                   ------------
TOTAL U.S. TREASURY NOTES (Cost $12,846,119)..........               12,845,923
                                                                   ------------
TOTAL INVESTMENTS (Cost $135,850,531)/(a)/ (99.2%)....              114,555,635
Other assets in excess of liabilities (0.8%)..........                  942,243
                                                                   ------------
TOTAL NET ASSETS (100.0%).............................             $115,497,878
                                                                   ============

-----
Percentages indicated are based on net assets of $115,497,878.

 Futures Contracts Purchased
                                                                  Unrealized
                                                        Contracts    Loss
                                                        --------- -----------
NASDAQ Future Contract expiring March 2001 (Underlying
 face
 amount at value $98,211,400)..........................    413    $(5,248,277)

-----
*  Non-income producing
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $104,577,528 for wash sales and $(4,910,108) for options. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation................................... $   1,685,532
      Unrealized depreciation...................................  (122,647,848)
                                                                 -------------
      Net unrealized depreciation............................... $(120,962,316)
                                                                 =============

ADR--American Depositary Receipt

The ProFund VP UltraOTC's investment concentration based on net assets, by industry, as of December 31, 2000, was as follows:

Automotive................................................................  0.2%
Biotechnology.............................................................  4.4%
Business Services.........................................................  4.0%
Computer Services.........................................................  2.6%
Computer Software......................................................... 16.3%
Computers.................................................................  8.7%
Containers & Packaging....................................................  0.2%
Electrical & Electronic...................................................  1.7%
Health Care...............................................................  0.4%
Media.....................................................................  2.7%
Pharmaceuticals...........................................................  2.3%
Retail & Wholesale........................................................  1.7%
Semiconductors............................................................ 11.5%
Telecommunications........................................................ 15.2%
Textiles & Apparel........................................................  0.5%
Other..................................................................... 27.6%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investments, at value (cost $135,850,531)......................  $ 114,555,635
 Cash...........................................................      3,124,530
 Dividends and interest receivable..............................        246,055
 Receivable for capital shares issued...........................      2,765,423
 Prepaid expenses and other assets..............................          7,292
                                                                  -------------
 Total Assets...................................................    120,698,935
Liabilities:
 Variation margin on futures contracts..........................      4,983,800
 Advisory fees payable..........................................         85,373
 Management servicing fees payable..............................         17,075
 Administration fees payable....................................            924
 Administrative servicing fees payable..........................         28,458
 Distribution fees payable......................................         28,458
 Other accrued expenses.........................................         56,969
                                                                  -------------
 Total Liabilities..............................................      5,201,057
                                                                  -------------
Net Assets......................................................  $ 115,497,878
                                                                  =============
Net Assets consist of:
 Capital........................................................  $ 363,193,674
 Accumulated net realized losses on investments and futures
  contracts.....................................................   (221,152,623)
 Net unrealized depreciation on investments and futures
  contracts.....................................................    (26,543,173)
                                                                  -------------
Total Net Assets................................................  $ 115,497,878
                                                                  =============
 Net Assets.....................................................  $ 115,497,878
 Shares of Beneficial Interest Outstanding......................      7,478,494
 Net Asset Value (offering and redemption price per share)......  $       15.44
                                                                  =============

 Statement of Operations
                                            For the year ended December 31, 2000

Investment Income:
 Interest.......................................................  $   1,453,211
 Dividends (net of foreign taxes of $462).......................         38,220
                                                                  -------------
 Total Income...................................................      1,491,431
Expenses:
 Advisory fees..................................................      1,305,878
 Management servicing fees......................................        261,178
 Administration fees............................................         86,647
 Administrative servicing fees..................................        435,293
 Distribution fees..............................................        435,293
 Custody fees...................................................        160,623
 Fund accounting fees...........................................         55,448
 Offering costs.................................................         34,044
 Transfer agent fees............................................         21,993
 Other fees.....................................................         65,425
                                                                  -------------
 Total expenses.................................................      2,861,822
                                                                  -------------
Net Investment Loss.............................................     (1,370,391)
                                                                  -------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts.......   (212,094,656)
 Net change in unrealized appreciation/(depreciation) on
  investments and futures contracts.............................    (42,505,317)
                                                                  -------------
 Net realized and unrealized losses on investments and futures
  contracts.....................................................   (254,599,973)
                                                                  -------------
Decrease in Net Assets Resulting from Operations................  $(255,970,364)
                                                                  =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC


 Statements of Changes in Net Assets

                                       For the            For the period
                                     year ended     October 19, 1999(a) through
                                  December 31, 2000      December 31, 1999
                                  ----------------- ---------------------------
Change in Net Assets:
Operations:
 Net investment loss.............   $  (1,370,391)         $    (56,836)
 Net realized gains/(losses) on
  investments and futures
  contracts......................    (212,094,656)           13,151,189
 Net change in unrealized
  appreciation/(depreciation) on
  investments
  and futures contracts..........     (42,505,317)           15,962,144
                                    -------------          ------------
 Net increase/(decrease) in net
  assets resulting from
  operations.....................    (255,970,364)           29,056,497
Distributions to Shareholders
 from:
 Net realized gains on
  investments and futures
  contracts......................     (13,103,004)                   --
 In excess of net realized gains
  on investments and futures
  contracts......................      (9,057,967)                   --
                                    -------------          ------------
 Net decrease in net assets
  resulting from distributions...     (22,160,971)                   --
Capital Share Transactions:
 Proceeds from shares issued.....     584,167,480            79,824,900
 Dividends reinvested............      22,160,969                    --
 Cost of shares redeemed.........    (280,596,823)          (40,983,810)
                                    -------------          ------------
 Net increase in net assets
  resulting from capital share
  transactions...................     325,731,626            38,841,090
                                    -------------          ------------
 Total increase in net assets....      47,600,291            67,897,587
Net Assets:
 Beginning of period.............      67,897,587                    --
                                    -------------          ------------
 End of period...................   $ 115,497,878          $ 67,897,587
                                    =============          ============

-----
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC


 Financial Highlights

For a share of beneficial
interest outstanding
                                       For the            For the period from
                                     year ended       October 19, 1999(a) through
                                  December 31, 2000        December 31, 1999
                                  -----------------   ---------------------------
Net Asset Value, Beginning of
 Period..........................   $      70.93              $     30.00
                                    ------------              -----------
 Net investment loss.............          (0.40)/(b)/              (0.06)
 Net realized and unrealized
  gain/(loss) on investments and
  futures contracts..............         (51.29)                   40.99
                                    ------------              -----------
 Total income/(loss) from
  investment operations..........         (51.69)                   40.93
                                    ------------              -----------
Distribution to Shareholders
 from:
 Net realized gain on investments
  and futures contracts..........          (2.25)                      --
 In excess of net realized gain
  on investments and futures
  contracts......................          (1.55)                      --
                                    ------------              -----------
 Total distributions.............          (3.80)                      --
                                    ------------              -----------
Net Asset Value, End of Period...   $      15.44              $     70.93
                                    ============              ===========
Total Return.....................         (73.37)%                 136.43%/(c)/
Ratios/Supplemental Data:
Net assets, end of year..........   $115,497,878              $67,897,587
Ratio of expenses to average net
 assets..........................           1.65%                    1.65%/(d)/
Ratio of net investment loss to
 average net assets..............          (0.79)%                  (0.77)%/(d)/
Ratio of expenses to average net
 assets*.........................           1.65%                    1.97%/(d)/
Portfolio turnover...............            683%                     101%

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

/(a)/  Commencement of operations.
/(b)/ Per share net investment income has been calculated using the daily average shares method.
/(c)/  Not annualized.
/(d)/  Annualized.

             See accompanying notes to the financial statements.

                             ProFund VP Europe 30


  The investment objective of the ProFund VP Europe 30 is to provide daily investment results that correspond to the performance of the ProFunds Europe 30 Index. The ProFunds Europe 30 Index is an unmanaged index, which represents the performance of the 30 largest European-based companies represented by American Depositary Receipts, as determined by market capitalization. For the year ended December 31, 2000, the Fund's results tracked the performance of its index with a statistical correlation of 1.00. Also, for the same period, the Fund has produced a return of -12.75%*.


                                    [GRAPH]

Value of a $10,000 Investment

                        VP Europe 30          Europe 30
                        ------------          ---------

10/19/99                  $10,000              $10,000
12/31/99                   12,273               12,315
3/31/2000                  13,133               13,231
6/30/2000                  12,140               12,283
9/30/2000                  10,937               11,112
12/31/2000                 10,708               10,925

                Average Annual Total Return as of 12/31/00
----------------------------------------------------------------------
                        1 Year            Since Inception (10/19/99)
----------------------------------------------------------------------
VP Europe 30           (12.75)%                     5.85%
----------------------------------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

     The performance of the ProFund VP Europe 30 is measured against the ProFunds Europe 30 Index, an unmanaged index consisting of 30 European companies whose securities are traded on U.S. Exchanges or on the NASDAQ stock market as American Depositary Receipts with the highest market capitalization determined annually. The index does not reflect reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Europe 30                                          December 31, 2000

 Common Stocks (95.9%)
                                                                      Market
                                                            Shares     Value
                                                            ------- -----------

 Aegon NV--ADR.............................................  11,950 $   495,178
 Alcatel SA--ADR...........................................  10,755     601,608
 AstraZeneca PLC--ADR......................................  15,774     812,361
 Aventis SA--ADR...........................................   6,931     583,937
 Axa--ADR..................................................   7,170     514,896
 Banco Bilbao Vizcaya--ADR.................................  28,441     417,727
 Banco Santander Central Hispano SA--ADR...................  40,391     426,630
 Barclays PLC--ADR.........................................   3,585     461,569
 BP Amoco PLC--ADR.........................................  33,699   1,613,339
 British Telecommunications PLC--ADR.......................   5,736     497,598
 Deutsche Telekom--ADR.....................................  27,007     789,955
 E.On AG--ADR..............................................   6,692     404,030
 Enel SpA--ADR.............................................  10,755     415,681
 ENI SpA--ADR..............................................   7,170     461,121
 Ericsson (LM) Telephone Co.--ADR..........................  70,744     791,449
 France Telecom SA--ADR....................................  10,277     880,610
 GlaxoSmithKline PLC--ADR..................................  27,963   1,565,927
 HSBC Holdings PLC--ADR....................................  16,491   1,213,738
 ING Groep NV--ADR.........................................   8,843     708,545
 Koninklijke (Royal) Philips Electronics NV--ADR...........  11,711     424,524
 Nokia OYJ--ADR............................................  41,825   1,819,387
 Novartis AG--ADR..........................................  23,422   1,048,135
 Royal Dutch Petroleum Co.--ADR............................  19,120   1,157,954
 Shell Transport & Trading Co.--ADR........................  14,818     731,639
 STMicroelectronics NV--ADR................................   7,887     337,662
 Telecom Italia SpA--ADR...................................   5,736     632,753
 Telefonica SA--ADR*.......................................  12,906     645,300
 Total Fina SA--ADR........................................  12,906     938,105
 Vivendi Universal SA--ADR.................................   9,560     624,388
 Vodafone Group PLC--ADR...................................  54,970   1,968,612
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $23,536,922).......................................          23,984,358
                                                                    -----------

 U.S. Treasury Notes (2.4%)
                                                          Principal
                                                           Amount
                                                          ---------
 U.S. Treasury Note, 5.50%, 08/31/01..................... $606,000      605,243
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $605,252)........................................               605,243
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $24,142,174)(a) (98.3%)..........................            24,589,601
 Other assets in excess of liabilities (1.7%)............               414,009
                                                                    -----------
 TOTAL NET ASSETS (100.0%)...............................           $25,003,610
                                                                    ===========

-----
Percentages indicated are based on net assets of $25,003,610.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Loss
                                                          --------- ----------
 S&P 500 Future Contract expiring March 2001 (Underlying
  face amount at value $1,000,500).......................      3      $(266)

-----
* Non-income producing
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $16,193,268. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.................................... $    802,545
      Unrealized depreciation....................................  (16,548,386)
                                                                  ------------
      Net unrealized depreciation................................ $(15,745,841)
                                                                  ============

ADR--American Depositary Receipt

The ProFund VP Europe 30's investment concentration based on net assets, by industry, as of December 31, 2000, was as follows:

Banking................................................................... 12.9%
Business Services.........................................................  2.5%
Electrical & Electronic...................................................  1.7%
Energy & Utilities........................................................ 22.9%
Insurance.................................................................  4.0%
Pharmaceuticals........................................................... 16.0%
Semiconductors............................................................  1.4%
Telecommunications........................................................ 34.5%
Other.....................................................................  4.1%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30


 Statement of Assets and Liabilities
                                                               December 31, 2000

 Assets:
  Investments, at value (cost $24,142,174)........................  $24,589,601
  Cash............................................................       46,212
  Dividends and interest receivable...............................       46,512
  Receivable for capital shares issued............................      393,037
  Prepaid expenses and other assets...............................        1,365
                                                                    -----------
  Total Assets....................................................   25,076,727
 Liabilities:
  Variation margin on futures contracts...........................        7,505
  Advisory fees payable...........................................       22,217
  Management servicing fees payable...............................        4,444
  Administration fees payable.....................................          200
  Administrative servicing fees payable...........................        7,406
  Distribution fees payable.......................................        7,406
  Other accrued expenses..........................................       23,939
                                                                    -----------
  Total Liabilities...............................................       73,117
                                                                    -----------
 Net Assets.......................................................  $25,003,610
                                                                    ===========
 Net Assets consist of:
  Capital.........................................................  $48,459,971
  Accumulated undistributed net investment income.................      109,532
  Accumulated net realized losses on investments and futures contracts......................................................  (24,013,054)
  Net unrealized appreciation on investments and futures
   contracts......................................................      447,161
                                                                    -----------
 Total Net Assets.................................................  $25,003,610
                                                                    ===========
  Net Assets......................................................  $25,003,610
  Shares of Beneficial Interest Outstanding.......................      781,974
  Net Asset Value (offering and redemption price per share).......  $     31.98
                                                                    ===========

 Statement of Operations
                                            For the year ended December 31, 2000

 Investment Income:
  Dividends (net of foreign taxes of $84,712)....................  $    729,252
  Interest.......................................................        68,998
                                                                   ------------
  Total Income...................................................       798,250
 Expenses:
  Advisory fees..................................................       314,549
  Management servicing fees......................................        62,910
  Administration fees............................................        20,938
  Administrative servicing fees..................................       104,849
  Distribution fees..............................................       104,849
  Custody fees...................................................        27,298
  Transfer agent fees............................................        17,719
  Fund accounting fees...........................................        15,324
  Offering costs.................................................         1,046
  Other fees.....................................................        20,282
                                                                   ------------
  Total expenses.................................................       689,764
                                                                   ------------
 Net Investment Income...........................................       108,486
                                                                   ------------
 Realized and Unrealized Gains/(Losses) on Investments:
  Net realized losses on investments and futures contracts.......   (24,002,478)
  Net change in unrealized appreciation on investments and
   futures contracts.............................................       229,023
                                                                   ------------
  Net realized and unrealized losses on investments and futures
   contracts.....................................................   (23,773,455)
                                                                   ------------
 Decrease in Net Assets Resulting from Operations................  $(23,664,969)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Statements of Changes in Net
 Assets
                                       For the            For the period
                                     year ended     October 19, 1999(a) through
                                  December 31, 2000      December 31, 1999
                                  ----------------- ---------------------------
 Change in Net Assets:
 Operations:
  Net investment income/(loss)..    $    108,486            $   (3,102)
  Net realized gains/(losses) on
   investments and futures
   contracts....................     (24,002,478)              102,963
  Net change in unrealized
   appreciation on investments
   and futures contracts........         229,023               218,138
                                    ------------            ----------
  Net increase/(decrease) in net
   assets resulting from
   operations...................     (23,664,969)              317,999
 Distributions to Shareholders
  from:
  Net realized gains on
   investments and futures
   contracts....................        (100,059)                   --
  In excess of net realized
   gains on investments and
   futures contracts............         (10,576)                   --
                                    ------------            ----------
  Net decrease in net assets
   resulting from
   distributions................        (110,635)                   --
 Capital Share Transactions:
  Proceeds from shares issued...     494,252,847             4,413,241
  Dividends reinvested..........         110,635                    --
  Cost of shares redeemed.......    (448,846,399)           (1,469,109)
                                    ------------            ----------
  Net increase in net assets
   resulting from capital share
   transactions.................      45,517,083             2,944,132
                                    ------------            ----------
  Total increase in net assets..      21,741,479             3,262,131
 Net Assets:
  Beginning of period...........       3,262,131                    --
                                    ------------            ----------
  End of period.................    $ 25,003,610            $3,262,131
                                    ============            ==========

-----
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Financial Highlights

For a share of beneficial interest
outstanding
                                         For the          For the period from
                                       year ended     October 19, 1999(a) through
                                    December 31, 2000      December 31, 1999
                                    ----------------- ---------------------------
Net Asset Value, Beginning of
 Period...........................     $     36.82            $    30.00
                                       -----------            ----------
 Net investment income/(loss).....            0.09/(b)/            (0.04)
 Net realized and unrealized
  gain/(loss) on investments and
  futures contracts...............           (4.79)                 6.86
                                       -----------            ----------
 Total income/(loss) from
  investment operations...........           (4.70)                 6.82
                                       -----------            ----------
Distribution to Shareholders from:
 Net realized gain on investments
  and futures contracts...........           (0.13)                   --
 In excess of net realized gain on
  investments and futures
  contracts.......................           (0.01)                   --
                                       -----------            ----------
 Total distributions..............           (0.14)                   --
                                       -----------            ----------
Net Asset Value, End of Period....     $     31.98            $    36.82
                                       ===========            ==========
Total Return......................          (12.75)%               22.73%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........     $25,003,610            $3,262,131
Ratio of expenses to average net
 assets...........................            1.65%                 1.78%/(d)/
Ratio of net investment
 income/(loss) to average net
 assets...........................            0.26%                (1.00)%/(d)/
Ratio of expenses to average net
 assets*..........................            1.65%                 2.39%/(d)/
Portfolio turnover................            1434%                  100%

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

/(a)/  Commencement of operations.
/(b)/ Per share net investment income has been calculated using the daily average shares method.
/(c)/  Not annualized.
/(d)/  Annualized.
              See accompanying notes to the financial statements.

                           ProFund VP UltraSmall-Cap


  The investment objective of the ProFund VP UltraSmall-Cap is to provide daily investment results that correspond to 200% of the performance of the Russell 2000(R) Index. The Russell 2000 Index is an unmanaged index representing the performance of 2,000 domestically traded common stocks of small companies as determined by market capitalization. For the year ended December 31, 2000, the Fund's performance has tracked its benchmark with a statistical correlation of .94. For the one year period, the Fund has produced a return of -22.14%*, during the same period the Russell 2000 Index produced a return of -4.20%.


                                    [GRAPH]

Value of a $10,000 Investment

                      VP UltraSmall-Cap     Russell 2000
                      -----------------     ------------

10/19/99                  $10,000              $10,000
12/31/99                   11,997               12,283
3/31/2000                  12,643               13,119
6/30/2000                  11,587               12,587
9/30/2000                  11,420               12,687
12/31/2000                  9,340               11,767

                Average Annual Total Return as of 12/31/00
-----------------------------------------------------------------------
                          1 Year           Since Inception (10/19/99)
-----------------------------------------------------------------------
VP UltraSmall-Cap        (22.14)%                    (5.51)%
-----------------------------------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

     The performance of the ProFund VP UltraSmall-Cap is measured against the Russell 2000 Index, an unmanaged index consisting of 2,000 small company stocks. The index does not reflect reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.


The above information is not covered by the Report of Independent Accountants.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                      December 31, 2000

Common Stocks (83.8%)
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Aaron Rents, Inc........................................      2,175 $    30,586
Abercrombie & Fitch Co.--Class A*.......................      3,277      65,539
ABIOMED, Inc.*..........................................        551      13,362
ABM Industries, Inc.....................................      1,421      43,518
About.com, Inc.*........................................        638      17,186
Acacia Research Corp.*..................................        638      11,364
Accredo Health, Inc.*...................................        377      18,921
ACNielsen Corp.*........................................      1,827      66,228
ACT Manufacturing, Inc.*................................        406       6,395
Actel Corp.*............................................      1,015      24,550
Actuate Corp.*..........................................      2,001      38,269
ACTV, Inc.*.............................................      1,595       6,779
Adaptive Broadband Corp.*...............................      1,595       9,769
Adelphia Business Solutions, Inc.*......................      1,450       6,163
Administaff, Inc.*......................................        580      15,776
Advance Paradigm, Inc.*.................................        580      26,390
Advanced Digital Information Corp.*.....................      2,262      52,026
Advanced Energy Industries, Inc.*.......................        522      11,745
Advanced Tissue Sciences, Inc.*.........................      3,103       9,406
Advent Software, Inc.*..................................      1,015      40,663
ADVO, Inc.*.............................................        928      41,180
Aeroflex, Inc.*.........................................      2,088      60,192
Affiliated Managers Group, Inc.*........................        899      49,333
AGL Resources, Inc......................................      3,683      81,256
Airgas, Inc.*...........................................      3,306      22,522
AirGate PCS, Inc.*......................................        435      15,443
AK Steel Holding Corp...................................      3,219      28,166
Alaska Air Group, Inc.*.................................      1,479      44,000
Albany Molecular Research, Inc.*........................        522      32,168
Alberto-Culver Co.......................................      1,102      47,179
Alexander & Baldwin, Inc................................      2,755      72,319
Alexion Pharmaceuticals, Inc.*..........................        464      30,131
Alfa Corp...............................................      2,668      49,025
Allen Telecom, Inc.*....................................      1,363      24,449
Alliance Pharmaceutical Corp.*..........................      2,204      19,010
Alliance Semiconductor Corp.*...........................        957      10,826
Alliant Techsystems, Inc.*..............................        811      54,135
Allied Riser Communications Corp.*......................      2,871       5,832
Allscripts Healthcare Solutions, Inc.*..................        754       7,045
Alpharma, Inc...........................................        957      41,988
American Eagle Outfitters, Inc.*........................        870      36,758
American Greetings Corp.--Class A.......................      2,175      20,527
American Italian Pasta Co.*.............................      1,421      38,101
American Superconductor Corp.*..........................        696      19,880
AmeriCredit Corp.*......................................      2,842      77,444
Amerisource Health Corp.--Class A*......................      1,798      90,800
Amylin Pharmaceuticals, Inc.*...........................      2,581      20,325
ANADIGICS, Inc.*........................................      1,305      21,369
Anaren Microwave, Inc.*.................................        812      54,555
Andover Bancorp, Inc....................................      1,711      58,923
Anixter International, Inc.*............................        812      17,560
AnnTaylor Stores Corp.*.................................      1,044      26,035
Aphton Corp.*...........................................        696      12,528
Applebee's International, Inc. .........................      1,363      42,849
Apria Healthcare Group, Inc.*...........................      1,740      51,765
AptarGroup, Inc. .......................................      2,030      59,630
Aradigm Corp.*..........................................        870      12,724
Arch Chemicals, Inc. ...................................      1,711      30,370
Artesyn Technologies, Inc.*.............................      1,305 $    20,717
Arthur J. Gallagher & Co. ..............................      1,566      99,636
Ask Jeeves, Inc.*.......................................        957       2,333
Aspen Technology, Inc.*.................................      1,160      38,570
ATMI, Inc.*.............................................      1,160      22,620
Atwood Oceanics, Inc.*..................................        812      35,574
Aurora Biosciences Corp.*...............................        725      22,792
AVANT Immunotherapeutics, Inc.*.........................      1,943      13,358
Avid Technology, Inc.*..................................      1,305      23,837
Avigen, Inc.*...........................................        551      11,433
Aviron*.................................................        638      42,626
Avis Group Holdings, Inc.*..............................        986      32,107
Avocent Corp.*..........................................      1,421      38,367
AXT, Inc.*..............................................        754      24,929
Bally Total Fitness Holding Corp.*......................      1,479      50,101
BancorpSouth, Inc. .....................................      3,538      43,119
Bank United Corp. ......................................      1,653     112,713
Barnes & Noble, Inc.*...................................      2,146      56,868
Barr Laboratories, Inc.*................................        783      57,110
BARRA, Inc.*............................................        609      28,699
Barrett Resources Corp.*................................      1,305      74,140
Bel Fuse, Inc.--Class B.................................        464      15,776
Benchmark Electronics, Inc.*............................        812      18,321
Bergen Brunswig Corp.--Class A..........................      5,162      81,714
Berry Petroleum Co.--Class A............................      2,117      28,315
Bethlehem Steel Corp.*..................................      7,308      12,789
Beverly Enterprises, Inc.*..............................      4,901      40,127
Bindley Western Industries, Inc. .......................      1,131      47,007
BindView Development Corp.*.............................      2,030      19,095
Bio-Technology General Corp.*...........................      2,552      18,024
Biosite Diagnostics, Inc.*..............................        609      24,626
Black BOX Corp.*........................................        783      37,829
Black Hills Corp. ......................................      2,668     119,393
BlackRock, Inc.*........................................        725      30,450
Block Drug Co.--Class A.................................        783      41,254
Blyth, Inc. ............................................      1,189      28,685
Bob Evans Farms, Inc. ..................................      2,668      56,862
Borders Group, Inc.*....................................      3,422      39,995
Bottomline Technologies, Inc.*..........................        406      10,429
Brady Corp.--Class A....................................      1,334      45,106
Brightpoint, Inc.*......................................      2,987      10,455
Broadbase Software, Inc.*...............................      1,392       8,700
BSB Bancorp, Inc. ......................................      3,683      48,512
C&D Technologies, Inc. .................................        812      35,068
C-COR.net Corp.*........................................      1,276      12,401
C-Cube Microsystems, Inc.*..............................      1,624      19,996
Cable Design Technologies Corp.*........................      1,769      29,741
Cabot Industrial Trust .................................      3,451      66,216
Cabot Microelectronics Corp.*...........................        812      42,173
California Water Service Group..........................      1,885      50,895
Callaway Golf Co. ......................................      3,219      59,954
Cambrex Corp. ..........................................      1,160      52,490
Camden Property Trust...................................      2,204      73,834
Capital Automotive Real Estate Investment Trust.........      4,234      58,482
Career Education Corp.*.................................        609      23,827
Caremark Rx, Inc.*......................................      7,366      99,900
Carlisle Companies, Inc. ...............................        957      41,091

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                      December 31, 2000

Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Carpenter Technology Corp. .............................      1,421 $    49,735
Carter-Wallace, Inc. ...................................      1,247      41,619
Cascade Natural Gas Corp. ..............................      2,465      46,373
Catalytica Energy Systems, Inc.*........................        228       3,933
Catellus Development Corp.*.............................      3,509      61,408
CBRL Group, Inc. .......................................      2,987      54,326
CCC Information Services Group, Inc.*...................      2,059      12,869
CEC Entertainment, Inc.*................................      1,334      45,523
Celeritek, Inc.*........................................        493      18,796
Cell Genesys, Inc.*.....................................      1,160      26,463
Cell Therapeutics, Inc.*................................      1,015      45,738
Centex Corp. ...........................................      1,798      67,537
Cerner Corp.*...........................................      1,044      48,285
Cerus Corp.*............................................        377      28,369
Charles E. Smith Residential Realty, Inc. ..............      1,798      84,506
Charter Municipal Mortgage Acceptance Co. ..............      4,756      63,921
Chelsea GCA Realty, Inc.*...............................      2,204      81,273
Chemed Corp. ...........................................      1,450      48,756
Chemical Financial Corp. ...............................      1,508      35,250
Chesapeake Energy Corp.*................................      3,770      38,171
Chico's FAS, Inc.*......................................        493      10,291
Choice Hotels International, Inc.*......................      3,074      42,075
Church & Dwight, Inc. ..................................      2,465      54,846
Cirrus Logic, Inc.*.....................................      2,030      38,063
Citadel Communications Corp.*...........................      1,711      20,532
Citizens Banking Corp., Michigan........................      2,552      74,167
Claire's Stores, Inc. ..................................      1,334      23,929
Clarcor, Inc. ..........................................      2,117      43,795
Clarent Corp.*..........................................        870       9,842
Clarus Corp.*...........................................        638       4,466
CNF, Inc. ..............................................      1,653      55,892
Coinstar, Inc.*.........................................      1,537      23,439
Com21, Inc.*............................................      1,160       5,438
Commerce Bancorp, Inc., New Jersey......................      1,561     106,732
Commercial Metals Co. ..................................      1,537      34,198
Community First Bankshares, Inc. .......................      2,987      56,380
Computer Network Technology Corp.*......................      1,102      31,751
Concord Camera Corp.*...................................        783      12,920
Concurrent Computer Corp.*..............................      2,204      11,847
Conectiv, Inc. .........................................      3,393      68,072
CONMED Corp.*...........................................      1,566      26,818
Convera Corp.*..........................................        435       7,721
Copart, Inc.*...........................................      1,798      38,657
Corixa Corp.*...........................................      1,599      44,572
Corn Products International, Inc. ......................      2,030      58,997
Cornerstone Realty Income Trust, Inc. ..................      7,627      80,560
Corporate Executive Board Co.*..........................        638      25,370
Cost Plus, Inc.*........................................        754      22,149
CoStar Group, Inc.*.....................................        638      15,073
Covance, Inc.*..........................................      2,726      29,305
Coventry Health Care, Inc.*.............................      2,436      65,011
Crawford & Co.--Class B.................................      2,842      33,038
Cross Timbers Oil Co. ..................................      2,291      63,575
CT Communications, Inc. ................................      1,276      17,944
CTC Communications Group, Inc.*.........................        783       3,621
CTS Corp. ..............................................      1,160      42,268
Cubist Pharmaceuticals, Inc.*...........................      1,015 $    29,435
Cullen/Frost Bankers, Inc. .............................      1,740      72,754
Cummins Engine Co. .....................................      1,392      52,809
Cumulus Media, Inc.*....................................      2,320       8,410
CuraGen Corp.*..........................................        899      24,554
CV Therapeutics, Inc.*..................................        493      34,880
Cygnus, Inc.*...........................................      1,827       8,907
Cymer, Inc.*............................................      1,160      29,852
Cytec Industries, Inc.*.................................      1,682      67,176
CYTOGEN Corp.*..........................................      3,074       7,205
D.R. Horton, Inc. ......................................      2,639      64,491
Dain Rauscher Corp. ....................................        580      54,919
Dal-Tile International, Inc.*...........................      3,335      47,315
Datascope Corp. ........................................        957      32,777
Datastream Systems, Inc.*...............................      1,740      16,965
DDi Corp.*..............................................        435      11,854
Dean Foods Co. .........................................      1,189      36,487
Del Monte Foods Co.*....................................      2,929      21,235
Delco Remy International, Inc.*.........................      3,306      28,514
Delphi Financial Group, Inc.--Class A*..................        928      35,728
Delta & Pine Land Co. ..................................      1,798      37,646
Dendrite International, Inc.*...........................      1,392      31,146
Developers Diversified Realty Corp. ....................      4,959      66,017
Diagnostic Products Corp. ..............................        696      38,019
Dial Corp. .............................................      2,958      32,538
DiamondCluster International, Inc.--Class A*............        783      23,882
Digene Corp.*...........................................        464      20,735
Digital Insight Corp.*..................................        754      13,619
Digital Island, Inc.*...................................      2,378       9,661
Dillard's, Inc.--Class A................................      4,002      47,274
Dionex Corp.*...........................................      1,247      43,022
Direct Focus, Inc.*.....................................        464      15,573
Documentum, Inc.*.......................................      1,276      63,401
Dollar Thrifty Automotive Group, Inc.*..................      1,421      26,644
Donaldson Co., Inc. ....................................      2,320      64,524
DSP Group, Inc.*........................................      1,073      22,583
Earthgrains Co. ........................................      2,349      43,457
Eastgroup Properties, Inc. .............................      2,755      61,643
Eaton Vance Corp. ......................................      2,784      89,783
Eclipsys Corp.*.........................................      1,595      39,078
Edwards Lifesciences Corp.*.............................      1,914      33,974
EGL, Inc.*..............................................      1,015      24,297
El Paso Electric Co.*...................................      3,973      52,444
Elantec Semiconductor, Inc.*............................        696      19,314
Electro Scientific Industries, Inc.*....................      1,102      30,856
Electroglas, Inc.*......................................      1,334      20,427
eLoyalty Corp.*.........................................      1,856      12,006
EMCORE Corp.*...........................................        899      42,253
Emisphere Technologies, Inc.*...........................        609      15,225
Empire District Electric Co. ...........................      1,943      51,125
Energen Corp. ..........................................      1,624      52,273
Enhance Financial Services Group, Inc. .................      2,001      30,890
EntreMed, Inc.*.........................................        754      13,007
Enzo Biochem, Inc.*.....................................        812      20,199
Enzon, Inc.*............................................      1,421      88,190
eSPEED, Inc.--Class A*..................................        493       7,734

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                      December 31, 2000

Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Essex Property Trust, Inc. .............................      1,624 $    88,913
Ethan Allen Interiors, Inc. ............................      1,769      59,261
Exar Corp.*.............................................      1,450      44,927
Extended Stay America, Inc.*............................      3,306      42,482
Extended Systems, Inc.*.................................        348       4,067
F.Y.I., Inc.*...........................................        899      33,151
F5 Networks, Inc.*......................................        696       6,612
Factory 2-U Stores, Inc.*...............................        638      21,134
FactSet Research Systems, Inc. .........................      1,015      37,626
Fair, Isaac & Co., Inc. ................................        783      39,933
Federal Signal Corp. ...................................      2,581      50,652
Federal-Mogul Corp. ....................................      3,538       8,182
Ferro Corp. ............................................      2,088      48,024
Fidelity National Financial, Inc. ......................      1,595      58,915
Filenet Corp.*..........................................      1,653      45,044
First American Financial Corp. .........................      2,552      83,897
First Commonwealth Financial Corp. .....................      3,683      36,830
First Merchants Corp. ..................................      1,914      43,424
First Sentinel Bancorp, Inc. ...........................      4,843      55,695
First Washington Realty Trust, Inc. ....................      2,233      57,639
Fisher Scientific International, Inc.*..................      1,509      55,643
Fleetwood Enterprises, Inc. ............................      2,610      27,405
Fleming Companies, Inc. ................................      2,378      28,090
Florida Rock Industries, Inc. ..........................      1,131      44,250
Flowserve Corp. ........................................      2,320      49,590
Footstar, Inc.*.........................................      1,044      51,678
Forest City Enterprises--Class A........................      1,392      54,566
Forrester Research, Inc.*...............................        406      20,325
Freeport-McMoran Copper & Gold,
 Inc.--Class B*.........................................      4,785      40,972
Friedman, Billings, Ramsey Group, Inc.*.................      2,378      15,606
FSI International, Inc.*................................      1,305      10,929
FuelCell Energy, Inc.*..................................        319      21,871
Fulton Financial Corp. .................................      2,697      62,200
Furniture Brands International, Inc.*...................      2,581      54,362
G & K Services, Inc. ...................................      1,131      31,809
Gartner Group, Inc.*....................................      3,480      24,012
Gaylord Entertainment Co.*..............................      1,769      36,928
Gene Logic, Inc.*.......................................      1,015      18,651
General Communication, Inc.-- Class A*..................      2,610      18,270
General Semiconductor, Inc.*............................      2,291      14,319
Genome Therapeutics Corp.*..............................        986       6,871
GenRad, Inc.*...........................................      2,001      20,010
Genzyme Transgenics Corp.*..............................        667       9,546
Georgia Gulf Corp. .....................................      1,827      31,173
Geron Corp.*............................................        754      11,640
Glenayre Technologies, Inc.*............................      3,103      10,957
Globix Corp.*...........................................        899       2,472
GoTo.com, Inc.*.........................................      1,421      10,391
Great Lakes Chemical Corp. .............................      1,421      52,843
Great Plains Software, Inc.*............................        812      38,215
Greater Bay Bancorp.....................................      1,914      78,474
Greif Brothers Corp.--Class A...........................      1,479      42,152
Grey Wolf, Inc.*........................................      6,293      36,971
GTECH Holdings Corp.*...................................      2,262      46,512
Guilford Pharmaceuticals, Inc.*.........................      1,189      21,402
Guitar Center, Inc.*....................................      1,595 $    18,143
HA-LO Industries, Inc.*.................................      4,466      10,049
Haemonetics Corp.*......................................      1,653      51,036
Hain Celestial Group, Inc.*.............................      1,218      39,585
Harland (John H.) Co. ..................................      2,349      33,180
Harleysville National Corp. ............................      1,392      48,285
Harman International Industries, Inc....................      1,537      56,100
Harsco Corp. ...........................................      2,146      52,979
HCC Insurance Holdings, Inc. ...........................      1,392      37,497
Health Care Property Investors, Inc. ...................      2,581      77,107
Health Care REIT, Inc. .................................      3,886      63,148
Health Net, Inc.*.......................................      3,103      81,260
Heidrick & Struggles International, Inc.*...............        783      32,935
Helix Technology Corp. .................................      1,073      25,400
HNC Software, Inc.*.....................................      1,218      36,159
Home Properties of New York, Inc. ......................      2,204      61,574
HON Industries, Inc. ...................................      1,827      46,589
Hooper Holmes, Inc. ....................................      2,639      29,187
Horace Mann Educators Corp. ............................      2,436      52,070
Hospitality Properties Trust............................      3,277      74,142
HotJobs.com Ltd.*.......................................        957      10,946
Houghton Mifflin Co. ...................................        812      37,657
HS Resources, Inc.*.....................................        638      27,035
Hudson River Bancorp, Inc. .............................      3,161      40,105
Hudson United Bancorp...................................      2,697      56,468
Humana, Inc.*...........................................      5,742      87,565
Hutchinson Technology, Inc.*............................      1,247      17,146
Hyperion Solutions Corp.*...............................      1,537      23,727
IDACORP, Inc. ..........................................      2,088     102,443
Identix, Inc.*..........................................      1,595      12,521
IDEX Corp. .............................................      1,624      53,795
IDEXX Laboratories, Inc.*...............................      1,595      35,090
IDT Corp.*..............................................        957      19,499
IGEN International, Inc.*...............................        754       9,284
IKON Office Solutions, Inc. ............................      7,453      18,633
ILEX Oncology, Inc.*....................................        899      23,655
Illuminet Holdings, Inc.*...............................        957      21,951
Imation Corp.*..........................................      1,682      26,071
ImmunoGen, Inc.*........................................      1,131      24,246
Immunomedics, Inc.*.....................................      1,218      26,187
IMPATH, Inc.*...........................................        464      30,856
Imperial Bancorp*.......................................      2,027      53,209
Independence Community Bank
 Corp. .................................................      3,741      59,622
IndyMac Bancorp, Inc. ..................................      3,045      89,828
InFocus Corp.*..........................................      1,247      18,393
Informatica Corp.*......................................      1,856      73,428
Inhale Therapeutic Systems, Inc.*.......................      1,218      61,509
InnKeepers USA Trust....................................      6,322      69,937
Input/Output, Inc.*.....................................      2,059      20,976
Insight Communications Co., Inc.*.......................      1,653      38,846
Insight Enterprises, Inc.*..............................      1,334      23,929
Insituform Technologies, Inc.--Class A*.................      1,015      40,473
Integrated Silicon Solution, Inc.*......................      1,073      15,424
Inter-Tel, Inc. ........................................      1,566      12,039
Interactive Intelligence, Inc.*.........................        348       8,396
Interdigital Communications Corp.*......................      2,088      11,288

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                      December 31, 2000

Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------
Interface, Inc. ........................................      3,103 $    26,957
Intergraph Corp.*.......................................      3,451      20,706
Interliant, Inc.*.......................................      2,233       7,118
Interlink Electronics, Inc.*............................        522       6,623
Intermedia Communications, Inc.*........................      2,030      14,591
International Bancshares Corp. .........................      1,450      49,481
International FiberCom, Inc.*...........................      1,073       5,298
Internet Pictures Corp.*................................      2,755       2,669
Internet.com Corp.*.....................................        609       3,616
InterTAN, Inc.*.........................................      1,276      14,834
Intertrust Technologies Corp.*..........................      2,929       9,885
InterVoice-Brite, Inc.*.................................      1,769      12,825
Interwoven, Inc.*.......................................      1,218      80,312
IntraNet Solutions, Inc.*...............................        754      38,454
Invacare Corp. .........................................      1,276      43,703
Investment Technology Group, Inc.*......................        870      36,323
Investors Financial Services Corp. .....................      1,160      99,759
Invitrogen Corp.*.......................................      1,044      90,175
Iomega Corp.*...........................................     10,875      36,649
Ionics, Inc.*...........................................      1,160      32,915
ISIS Pharmaceuticals, Inc.*.............................      2,146      22,801
ITC Deltacom, Inc.* ....................................      2,320      12,506
Ivex Packaging Corp.*...................................      1,798      19,666
J.D. Edwards & Co.*.....................................      1,943      34,610
Jack in the Box, Inc.*..................................      2,030      59,757
Jacobs Engineering Group, Inc.*.........................      1,363      62,954
Jefferies Group, Inc. ..................................      1,363      42,594
JLG Industries, Inc. ...................................      2,436      25,883
JNI Corp.*..............................................        232       5,264
John Nuveen Co.--Class A................................      1,073      61,698
John Wiley & Sons, Inc.--Class A........................      1,450      31,175
Journal Register Co.*...................................      2,204      35,402
Jupiter Media Metrix, Inc.*.............................      1,218      11,343
K-V Pharmaceutical Co.--Class B*........................        783      18,988
Kaufman & Broad Home Corp. .............................      2,146      72,293
Kaydon Corp. ...........................................      1,769      44,004
Keithley Instruments, Inc. .............................        290      12,488
Kellwood Co. ...........................................      1,798      37,983
Kennametal, Inc. .......................................      1,595      46,454
Kent Electronics Corp.*.................................      1,450      23,925
Key Energy Group*.......................................      4,437      46,311
Keynote Systems, Inc.*..................................        696       9,875
Kilroy Realty Corp. ....................................      1,914      53,712
Kimball International, Inc.--Class B....................      2,233      32,379
Kirby Corp.*............................................      1,827      38,367
Korn/Ferry International*...............................      1,508      32,045
Kronos, Inc.*...........................................        725      22,430
Kulicke & Soffa Industries, Inc.*.......................      2,117      23,816
Laboratory Corp. of America Holdings*...................        493      86,767
LaBranche & Co., Inc.*..................................      1,189      36,339
Laclede Gas Co. ........................................      3,103      72,533
Lancaster Colony Corp. .................................      1,073      30,111
Landstar System, Inc.*..................................        667      36,977
Leap Wireless International, Inc.*......................      1,015      25,375
Lear Corp.*.............................................      2,697      66,920
Learning Tree International, Inc.*......................        377      18,662
Lee Enterprises, Inc. ..................................      2,378      70,893
Legato Systems, Inc.*...................................      3,451      25,667
Lennar Corp. ...........................................      2,030 $    73,587
Leucadia National Corp. ................................      2,349      83,243
Liberty Corp. ..........................................      1,160      47,198
LifePoint Hospitals, Inc.*..............................      1,160      58,145
Ligand Pharmaceuticals, Inc.--  Class B*................      2,349      32,886
LightPath Technologies, Inc.-- Class A*.................        522       7,243
Lincare Holdings, Inc.*.................................      1,073      61,228
Lincoln Electric Holdings, Inc. ........................      2,320      45,530
Linens 'n Things, Inc.*.................................      1,595      44,062
Littelfuse, Inc.*.......................................      1,015      29,054
LNR Property Corp. .....................................      1,914      42,108
Lone Star Technologies, Inc.*...........................      1,015      39,078
Longview Fibre Co. .....................................      3,364      45,414
LookSmart Ltd.*.........................................      2,001       4,877
Louis Dreyfus Natural Gas Corp.*........................      1,131      51,814
Louisiana-Pacific Corp. ................................      4,379      44,337
LTX Corp.*..............................................      2,001      25,919
Lubrizol Corp. .........................................      1,856      47,792
Madison Gas & Electric Co. .............................      2,726      61,676
Manitowoc Co. ..........................................      1,392      40,368
Manor Care, Inc.*.......................................      2,958      61,009
Manugistics Group, Inc.*................................      1,624      92,567
MapInfo Corp.*..........................................        725      34,256
Martek Biosciences Corp.*...............................        812       9,947
Matrix Pharmaceutical, Inc.*............................      1,247      21,355
Maxim Pharmaceuticals, Inc.*............................        754       4,807
Maxtor Corp.*...........................................      2,958      16,546
MDU Resources Group, Inc................................      3,683     119,697
Mediacom Communications Corp.*..........................      1,450      24,922
Medicis Pharmaceutical Corp.*...........................      1,073      63,441
Meditrust Cos.*.........................................      7,801      19,990
MemberWorks, Inc.*......................................        638      13,558
MEMC Electronic Materials, Inc.*........................      1,566      15,171
Mentor Graphics Corp.*..................................      2,755      75,589
Mercator Software, Inc.*................................      1,189       6,391
Mercury Computer Systems, Inc.*.........................      1,044      48,481
Meredith Corp...........................................      1,160      37,338
Meristar Hospitality Corp...............................      2,552      50,243
Methode Electronics, Inc.--Class A......................      1,392      31,929
Metricom, Inc.*.........................................        870       8,754
Metris Cos., Inc. ......................................      2,204      57,993
Mettler Toledo International, Inc.*.....................      1,566      85,150
MGI Pharma, Inc.*.......................................        696      11,484
Michaels Stores, Inc.*..................................      1,218      32,277
Micron Electronics, Inc.*...............................      2,233       8,723
Micros Systems, Inc.*...................................        957      17,465
Microsemi Corp.*........................................        435      12,098
MicroStrategy, Inc.*....................................      1,131      10,745
Microvision, Inc.*......................................        609      10,658
Mid Atlantic Medical Services, Inc.*....................      1,392      27,579
Mid-State Bancshares....................................      1,363      48,387
Midas, Inc. ............................................      1,595      19,040
Midway Games, Inc.*.....................................      2,001      14,207
Milacron, Inc...........................................      2,204      35,402
Millennium Chemicals, Inc...............................      2,697      48,883
Minerals Technologies, Inc..............................      1,131      38,666

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                      December 31, 2000

Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

MIPS Technologies, Inc.--Class A*.......................      1,421 $    37,923
Mitchell Energy & Development Corp.--
 Class A ...............................................      1,044      63,945
Modine Manufacturing Co.................................      1,479      30,689
Modis Professional Services, Inc.*......................      4,147      17,106
Mohawk Industries, Inc.*................................      1,334      36,518
Morgan Keegan, Inc......................................      1,827      48,416
Morrison Management Specialists, Inc. ..................      1,189      41,508
Mpower Communications Corp.*............................      2,030      10,404
MRV Communications, Inc.*...............................      1,711      22,885
Mueller Industries, Inc.*...............................      1,624      43,544
Multex.com, Inc.*.......................................        812      10,759
Myriad Genetics, Inc.*..................................        696      57,594
National Data Corp......................................      1,131      41,423
Natural MicroSystems Corp.*.............................      1,247      12,314
NBC Internet, Inc.--Class A*............................      2,233       7,816
NBTY, Inc.*.............................................      2,958      14,051
NCO Group, Inc.*........................................        812      24,665
Neiman Marcus Group, Inc.--
 Class A*...............................................      1,218      43,315
NeoRx Corp.*............................................        870       4,568
Neose Technologies, Inc.*...............................        464      15,312
Netegrity, Inc.*........................................        986      53,614
NetIQ Corp.*............................................        928      81,083
Netro Corp.*............................................      1,189       8,249
Network Peripherals, Inc.*..............................      1,073       6,907
Neurocrine Biosciences, Inc.*...........................        841      27,858
Neurogen Corp.*.........................................        841      29,540
New Era of Networks, Inc.*..............................      1,102       6,474
Newpark Resources, Inc.*................................      4,785      45,757
Newport News Shipbuilding...............................      1,334      69,368
NextCard, Inc.*.........................................      2,175      17,400
Nordson Corp............................................      1,595      40,673
North Pittsburgh Systems, Inc...........................      1,827      20,097
Northwestern Corp. .....................................      2,581      59,686
Noven Pharmaceuticals, Inc.*............................        638      23,845
Novoste Corp.*..........................................        580      15,950
NPS Pharmaceuticals, Inc.*..............................        783      37,584
Nuance Communications, Inc.*............................        203       8,754
Nucentrix Broadband Networks, Inc.*.....................      1,102      12,398
NUI Corp. ..............................................      1,798      57,873
NYFIX, Inc.*............................................        928      22,446
O'Reilly Automotive, Inc.*..............................      2,088      55,854
Oak Technology, Inc.*...................................      1,537      13,353
OceanFirst Financial Corp...............................      2,175      53,559
OfficeMax, Inc.*........................................      5,684      16,342
Ogden Corp.*............................................      2,233      34,332
Ohio Casualty Corp......................................      3,654      36,540
Olin Corp...............................................      2,523      55,821
OM Group, Inc...........................................      1,160      63,365
Omega Financial Corp....................................      1,392      37,584
Omnicare, Inc...........................................      2,813      60,831
On Assignment, Inc.*....................................      1,102      31,407
ONEOK, Inc..............................................      1,653      79,654
ONYX Software Corp.*....................................        870       9,570
Orbital Sciences Corp.*.................................      2,175       8,972
Organogenesis, Inc.*....................................      1,421      12,775
Orthodontic Centers of America, Inc.*...................      1,508      47,125
Oshkosh Truck Corp......................................        986 $    43,384
OSI Pharmaceuticals, Inc.*..............................        812      65,062
OTG Software, Inc.*.....................................        348       5,617
Otter Tail Power Co. ...................................      2,175      60,356
P-Com, Inc.*............................................      3,567      10,924
Pacific Gulf Properties, Inc............................      2,262      13,855
Pacific Sunwear of California, Inc.*....................      1,363      34,927
Packeteer, Inc.*........................................        667       8,254
Pactiv Corp.*...........................................      5,684      70,339
Papa John's International, Inc.*........................      1,131      25,165
Park Electrochemical Corp...............................        609      18,689
Parker Drilling Co.*....................................      3,567      18,058
ParkerVision, Inc.*.....................................        348      12,746
Patterson Energy, Inc.*.................................      1,479      55,093
Paxar Corp.*............................................      3,016      30,726
Paxson Communications Corp.*............................      1,827      21,810
Payless ShoeSource, Inc.*...............................        696      49,242
Pegasus Systems, Inc.*..................................      1,276       8,852
Pennzoil-Quaker State Co. ..............................      4,669      60,112
Penton Media, Inc.......................................        725      19,484
Per-Se Technologies, Inc.*..............................      1,827       6,366
Pericom Semiconductor Corp.*............................        725      13,413
Perot Systems Corp.--Class A*...........................      2,233      20,516
Perrigo Co.*............................................      4,147      34,342
Petsmart, Inc.*.........................................      5,945      17,092
Pharmacopeia, Inc.*.....................................        899      19,609
Pharmacyclics, Inc.*....................................        754      25,825
Phoenix Investment Partners Ltd. .......................      2,610      40,944
Phoenix Technologies Ltd.*..............................      1,421      19,161
Photon Dynamics, Inc.*..................................        522      11,745
Photronics, Inc.*.......................................      1,363      31,945
Pier 1 Imports, Inc.....................................      3,915      40,373
Pinnacle Systems, Inc.*.................................      2,233      16,468
Pioneer Natural Resources Co.*..........................      4,118      81,073
Pittston Brink's Group..................................      2,552      50,720
Plantronics, Inc.*......................................      1,798      84,505
Playboy Enterprises, Inc.--Class B*.....................      1,972      19,597
Plexus Corp.*...........................................      1,421      43,185
PLX Technology, Inc.*...................................        609       5,062
PMA Capital Corp.--Class A..............................      2,233      38,519
Pogo Producing Co.......................................      1,740      54,158
Polaris Industries, Inc.................................      1,566      62,249
Polaroid Corp. .........................................      2,523      14,665
Polo Ralph Lauren Corp.*................................      1,972      44,000
PolyMedica Corp.*.......................................        377      12,582
PolyOne Corp............................................      3,770      22,149
Potlatch Corp. .........................................      1,682      56,452
Power Integrations, Inc.*...............................      1,421      16,342
Pre-Paid Legal Services, Inc.*..........................      1,044      26,622
Precision Castparts Corp................................      1,914      80,507
Premier National Bancorp, Inc...........................      1,798      37,421
Prentiss Properties Trust...............................      2,581      69,526
Presstek, Inc.*.........................................      1,653      17,357
PRI Automation, Inc.*...................................        928      17,400
Price Communications Corp.*.............................      2,436      40,955
Prime Hospitality Corp.*................................      3,364      39,107
Priority Healthcare Corp.--Class B*.....................        696      28,406
ProBusiness Services, Inc.*.............................        638      16,947

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                      December 31, 2000

Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Profit Recovery Group International, Inc.*..............      2,233 $    14,235
Progress Software Corp.*................................      2,059      29,727
Promistar Financial Corp................................      2,813      48,920
Province Healthcare Co.*................................        870      34,256
Proxim, Inc.*...........................................        957      41,151
PS Business Parks, Inc..................................      2,146      59,659
Public Service Co. of New Mexico........................      2,465      66,093
Pulitzer, Inc...........................................      1,131      52,987
Pulte Corp..............................................      1,508      63,619
Puma Technology, Inc.*..................................      1,421       5,906
PurchasePro.com, Inc.*..................................        696      12,180
Pure Resources, Inc.*...................................      1,653      33,473
Quantum Corp.--Hard Disk Drive*.........................      3,480      27,840
QuickLogic Corp.*.......................................      1,015       7,042
Quorum Health Group, Inc.*..............................      2,871      45,218
R.H. Donnelley Corp.*...................................      2,262      54,994
Radiant Systems, Inc.*..................................        725      14,863
RadiSys Corp.*..........................................        551      14,257
Raymond James Financial Corp............................      1,885      65,738
Rayonier, Inc...........................................      1,421      56,574
Rayovac Corp.*..........................................      1,479      20,983
Reckson Associates Realty Corp..........................      2,871      71,954
Reebok International Ltd.*..............................      1,914      52,329
Regeneron Pharmaceuticals, Inc.*........................        638      22,499
Regis Corp..............................................      1,972      28,594
RehabCare Group, Inc.*..................................        406      20,858
REMEC, Inc.*............................................      1,594      15,342
Remedy Corp.*...........................................      1,189      19,693
Renal Care Group, Inc.*.................................      1,798      49,305
Rent-A-Center, Inc.*....................................        580      20,010
Rent-Way, Inc.*.........................................        870       3,861
Republic Bancorp, Inc. .................................      3,741      40,450
Republic Security Financial Corp........................      6,525      47,102
ResMed, Inc.*...........................................      1,276      50,881
Respironics, Inc.*......................................      1,334      38,019
Retek, Inc.*............................................      1,624      39,585
Rhythms NetConnections, Inc.*...........................      3,393       3,817
Richmond County Financial Corp..........................      2,494      65,156
Rogers Corp.*...........................................      1,044      42,869
Rollins Truck Leasing Corp..............................      3,886      31,088
Rollins, Inc............................................      2,349      47,127
Roper Industries, Inc. .................................      1,392      46,023
Ruby Tuesday, Inc.......................................      3,451      52,628
Ruddick Corp. ..........................................      2,233      25,540
Rural Cellular Corp.--Class A*..........................        435      12,887
Russell Corp............................................      1,914      29,547
Salem Communications Corp.--Class A*....................      1,595      23,825
SangStat Medical Corp.*.................................      1,276      15,153
SBA Communications Corp.*...............................        899      36,915
Scholastic Corp.*.......................................        638      56,542
Schulman (A.) Inc.......................................      2,755      31,683
SCM Microsystems, Inc.*.................................        609      20,097
SeaChange International, Inc.*..........................        725      14,727
Seacoast Financial Services Corp. ......................      4,785      57,420
SEACOR SMIT, Inc.*......................................        956      50,310
Secure Computing Corp.*.................................      1,160 $    11,455
Security Capital Group, Inc.*...........................      2,262      45,381
SEMCO Energy, Inc.......................................      3,219      50,096
Sensient Technologies Corp..............................      2,494      56,739
Sensormatic Electronics Corp.*..........................      2,987      59,926
SERENA Software, Inc.*..................................        551      18,863
Service Corporation International*......................     11,600      20,300
Shaw Group, Inc.*.......................................      1,044      52,200
SICOR, Inc.*............................................      2,262      32,658
Sierra Pacific Resources................................      3,509      56,363
Silicon Graphics, Inc.*.................................      8,091      32,364
Silicon Image, Inc.*....................................      1,189       6,465
Silicon Valley Bancshares*..............................      1,595      55,127
Silicon Valley Group, Inc.*.............................      1,450      41,688
SilverStream Software, Inc.*............................        493      10,168
Sinclair Broadcast Group--Class A*......................      2,291      22,982
SIPEX Corp.*............................................        754      18,049
Sirius Satellite Radio, Inc.*...........................      1,334      39,937
Sky Financial Group, Inc................................      3,625      60,719
SkyWest, Inc............................................      1,624      46,690
SL Green Realty Corp....................................      2,204      61,712
Smithfield Foods, Inc.*.................................      2,291      69,645
Snap-on, Inc............................................      1,972      54,970
Solutia, Inc............................................      3,393      40,716
Sonic Corp.*............................................      1,740      40,564
SONICblue, Inc.*........................................      4,002      16,508
SonicWALL, Inc.*........................................      1,102      17,908
Sotheby's Holdings, Inc.--Class A*......................      1,479      34,294
Southern Peru Copper Corp...............................      2,987      38,458
Southern Union Co.*.....................................      2,208      58,512
Southwest Bancorp of Texas, Inc.*.......................      1,479      63,505
Southwest Gas Corp......................................      2,175      47,578
Spanish Broadcasting System, Inc.*......................      2,117      10,585
SpeedFam-IPEC, Inc.*....................................      1,392       8,439
Spherion Corp.*.........................................      2,755      31,166
St. Mary Land & Exploration Co. ........................      1,131      37,676
StanCorp Financial Group, Inc. .........................        899      42,927
Station Casinos, Inc.*..................................      1,826      27,276
Steel Dynamics, Inc.*...................................      2,697      29,667
STERIS Corp.*...........................................      3,132      50,504
Sterling Bancshares, Inc. ..............................      2,784      54,984
Stillwater Mining Co.*..................................      1,566      61,621
Stone Energy Corp.*.....................................        783      50,543
Storage Technology Corp.*...............................      3,886      34,974
Suiza Foods Corp.*......................................      1,160      55,680
Sun Communities, Inc. ..................................      2,146      71,891
Sunglass Hut International, Inc.*.......................      2,610      13,376
Sunrise Technologies International, Inc.*...............      2,813       5,011
SuperGen, Inc.*.........................................      1,247      17,302
Superior Industries International, Inc..................      1,392      43,935
Susquehanna Bancshares, Inc. ...........................      3,190      52,635
Swift Energy Co.*.......................................        638      24,005
Swift Transportation Co., Inc.*.........................      2,291      45,390
Symyx Technologies, Inc.*...............................        899      32,364
Syncor International Corp.*.............................        638      23,207
Syntroleum Corp.*.......................................      1,769      30,073
Systems & Computer Technology Corp.*....................      1,769      21,781

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                      December 31, 2000

Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

Take-Two Interactive Software, Inc.*....................      1,363 $    15,675
Talk.com, Inc.*.........................................      3,625       5,211
Technitrol, Inc.........................................        928      38,164
Teledyne Technologies, Inc.*............................      1,015      23,979
Teleflex, Inc...........................................      1,160      51,258
Tennant Co..............................................      1,131      54,288
Terex Corp.*............................................      1,566      25,350
Terremark Worldwide, Inc.*..............................      6,815       5,111
Tetra Tech, Inc.*.......................................      1,566      49,916
Texas Biotechnology Corp.*..............................      1,914      16,441
Texas Industries, Inc. .................................      1,392      41,760
Texas Regional Bancshares, Inc.-- Class A...............      1,691      54,958
The Cheesecake Factory*.................................      1,218      46,741
The Men's Wearhouse, Inc.*..............................      1,363      37,142
The Scotts Company--Class A*............................      1,015      37,492
THQ, Inc.*..............................................        870      21,206
Three-Five Systems, Inc.*...............................        783      14,094
Timberland Co.--Class A*................................        551      36,848
Timken Co...............................................      2,813      42,547
Titan Pharmaceuticals, Inc.*............................        870      30,772
Tollgrade Communications, Inc.*.........................        377      13,761
Tom Brown, Inc.*........................................      1,653      54,342
Too, Inc.*..............................................      1,508      18,850
Tower Automotive, Inc.*.................................      2,494      22,446
Transkaryotic Therapies, Inc.*..........................        812      29,587
Tredegar Corp. .........................................      1,595      27,813
Triad Hospitals, Inc.*..................................      1,334      43,438
Triangle Pharmaceuticals, Inc.*.........................      2,059      10,166
Trico Marine Services, Inc.*............................        986      15,221
Trimble Navigation Ltd.*................................      1,102      26,448
Trimeris, Inc.*.........................................        609      33,419
Trinity Industries, Inc. ...............................      2,059      51,475
Tumbleweed Communications Corp.*........................        406       6,946
Tupperware Corp.........................................      2,871      58,676
Tut Systems, Inc.*......................................        609       5,024
Tweeter Home Entertainment Group, Inc.*.................        638       7,776
U.S. Industries, Inc. ..................................      3,103      24,824
UCAR International, Inc.*...............................      2,291      22,337
UICI*...................................................      2,291      13,603
Unifi, Inc.*............................................      3,016      26,956
Unisource Energy Corp...................................      2,755      51,828
United Bankshares, Inc. ................................      2,204      46,835
United Dominion Realty Trust, Inc. .....................      7,250      78,391
United National Bancorp.................................      2,175      41,733
United Rentals, Inc.*...................................      1,073      14,418
United Stationers, Inc.*................................      1,537      36,888
United Television, Inc..................................        464      53,823
United Therapeutics Corp.*..............................        435       6,416
Universal Corp..........................................      1,537      53,795
Unova, Inc.*............................................      3,132      11,354
US Oncology, Inc.*......................................      4,495      28,375
USFreightways Corp. ....................................      1,392      41,869
Valence Technology, Inc.*...............................      1,537      14,313
Valspar Corp............................................      1,276      41,062
ValueVision International, Inc.-- Class A*..............      1,450      18,306
Varian Medical Systems, Inc.*...........................      1,305 $    88,657
Varian Semiconductor Equipment Associates, Inc.* .......      1,247      29,616
Varian, Inc.*...........................................      1,276      43,225
Veeco Instruments, Inc.*................................        870      34,909
VelocityHSI, Inc.*......................................        414           8
Venator Group, Inc.*....................................      5,162      80,010
Ventana Medical Systems, Inc.*..........................        667      12,340
Veritas DGC, Inc.*......................................      1,044      33,721
Verity, Inc.*...........................................      1,160      27,913
ViaSat, Inc.*...........................................        754       9,896
Viasystems Group, Inc.*.................................      1,653      13,741
Viatel, Inc.*...........................................      2,262       8,412
Vical, Inc.*............................................      1,044      19,314
Vicor Corp.*............................................        841      25,545
Viewpoint Corp.*........................................      1,595       8,673
Vintage Petroleum, Inc..................................      2,088      44,892
VISX, Inc.*.............................................      2,059      21,491
W.R. Grace & Co.*.......................................      3,683      11,740
Wabash National Corp....................................      2,378      20,510
Wackenhut Corp.--Class A*...............................      1,769      23,882
Wallace Computer Services, Inc..........................      2,204      37,468
Walter Industries, Inc. ................................      2,407      17,752
Washington Real Estate Investment Trust.................      3,509      82,900
WatchGuard Technologies, Inc.*..........................        493      15,591
Wausau-Mosinee Paper Corp. .............................      3,103      31,418
Wave Systems Corp.--Class A*............................      1,885       8,483
WD-40 Co. ..............................................      2,320      45,095
WebLink Wireless, Inc.*.................................      2,436       8,374
Webster Financial Corp..................................      2,813      79,643
WebTrends Corp.*........................................        696      20,141
Wellman, Inc............................................      2,291      32,360
Werner Enterprises, Inc.................................      2,175      36,975
West Pharmaceutical Services, Inc. .....................      1,479      36,328
Westell Technologies, Inc.--Class A*....................      1,131       3,464
Western Digital Corp.*..................................      6,264      15,269
Whitney Holding Corp. ..................................      1,421      51,600
Whole Foods Market, Inc.*...............................      1,044      63,815
Wisconsin Central Transport*............................      2,900      43,681
Wit Soundview Group, Inc.*..............................      3,567      12,819
WMS Industries, Inc.*...................................        841      16,925
Wolverine World Wide, Inc...............................      2,842      43,341
World Access, Inc.*.....................................      3,248       7,816
WorldGate Communications, Inc.*.........................        783       2,985
Worthington Industries, Inc.............................      4,263      34,370
Xircom, Inc.*...........................................      1,276      19,778
Xtra Corp.*.............................................        899      43,152
Yellow Corp.*...........................................      2,146      43,691
York International Corp. ...............................      1,334      40,937
Zale Corp.*.............................................      1,102      32,027
Zebra Technologies Corp.*...............................      1,102      44,958
Zenith National Insurance Corp..........................      1,653      48,557
ZixIt Corp.*............................................        696       6,090
Zoran Corp.*............................................        609       9,440
Zygo Corp.*.............................................        493      13,943
                                                                    -----------
TOTAL COMMON STOCKS
 (Cost $26,372,934).....................................             27,983,017
                                                                    -----------

              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap                                     December 31, 2000

 Options Purchased (13.3%)
                                                                     Market
                                                        Contracts     Value
                                                        ---------- -----------
Russell 2000 Call Option expiring
 January 2001 @ 280....................................         43 $ 4,434,375
Russell 2000 Put Option expiring
 January 2001 @ 280....................................         30         450
                                                                   -----------
TOTAL OPTIONS PURCHASED (Cost $4,251,115)..............              4,434,825
                                                                   -----------

 U.S. Treasury Notes (6.8%)
                                                        Principal
                                                          Amount
                                                        ----------
U.S. Treasury Note,
 5.50%, 08/31/01....................................... $2,287,000   2,284,141
                                                                   -----------
TOTAL U.S. TREASURY NOTES
 (Cost $2,284,176).....................................              2,284,141
                                                                   -----------
TOTAL INVESTMENTS
 (Cost $32,908,225)(a) (103.9%)........................             34,701,983
Liabilities in excess of other assets
 (-3.9%)...............................................             (1,314,031)
                                                                   -----------
TOTAL NET ASSETS (100.0%)..............................            $33,387,952
                                                                   ===========

-----
Percentages indicated are based on net assets of $33,387,952.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
Russell 2000 Future Contract expiring March 2001
 (Underlying face amount at value $28,931,875)...........    119     $862,005

-----
*Non-income producing
/(a)/ Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $9,848,318 for wash sales and $183,710 for options. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.................................... $  2,288,711
      Unrealized depreciation....................................  (10,526,981)
                                                                  ------------
      Net unrealized depreciation................................ $ (8,238,270)
                                                                  ============

The ProFund VP UltraSmall-Cap's investment concentration based on net assets, by industry, as of December 31, 2000, was as follows:

Aerospace & Defense.......................................................  0.3%
Agriculture...............................................................  0.1%
Airlines..................................................................  0.3%
Automotive................................................................  0.9%
Banking...................................................................  7.1%
Biotechnology.............................................................  2.5%
Building & Construction...................................................  2.6%
Business Services.........................................................  4.6%
Chemicals.................................................................  2.4%
Computer Services.........................................................  1.5%
Computer Software.........................................................  3.8%
Computers.................................................................  2.1%
Consumer Products.........................................................  1.3%
Containers & Packaging....................................................  0.5%
Electrical & Electronic...................................................  2.8%
Energy & Utilities........................................................  7.6%
Environmental Services....................................................  0.3%
Financial Services........................................................  2.4%
Food & Beverage...........................................................  1.8%
Health Care...............................................................  4.6%
Home Furnishings..........................................................  0.7%
Insurance.................................................................  2.3%
Machinery & Equipment.....................................................  3.6%
Media.....................................................................  1.9%
Metals & Mining...........................................................  1.7%
Office Equipment & Supplies...............................................  0.2%
Paper & Forest Products...................................................  0.4%
Pharmaceuticals...........................................................  4.3%
Real Estate...............................................................  0.6%
Real Estate Investment Trust..............................................  5.1%
Retail & Wholesale........................................................  4.6%
Semiconductors............................................................  2.4%
Telecommunications........................................................  2.2%
Textiles & Apparel........................................................  1.1%
Tobacco...................................................................  0.2%
Transportation............................................................  1.7%
Travel & Entertainment....................................................  1.3%
Other..................................................................... 16.2%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap


Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investments, at value (cost $32,908,225)........................  $ 34,701,983
 Cash............................................................        94,326
 Dividends and interest receivable...............................        68,178
 Receivable for investments sold.................................     2,917,813
 Receivable from Investment Advisor..............................       104,413
 Prepaid expenses and other assets...............................         1,177
                                                                   ------------
 Total Assets....................................................    37,887,890
Liabilities:
 Payable for capital shares redeemed.............................     3,413,722
 Variation margin on futures contracts...........................     1,032,635
 Advisory fees payable...........................................        16,416
 Management servicing fees payable...............................         3,283
 Administration fees payable.....................................           285
 Administrative servicing fees payable...........................         5,472
 Distribution fees payable.......................................         5,472
 Other accrued expenses..........................................        22,653
                                                                   ------------
 Total Liabilities...............................................     4,499,938
                                                                   ------------
Net Assets.......................................................  $ 33,387,952
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 55,573,763
 Accumulated net realized losses on investments and futures
  contracts......................................................   (24,841,574)
 Net unrealized appreciation on investments and futures
  contracts......................................................     2,655,763
                                                                   ------------
Total Net Assets.................................................  $ 33,387,952
                                                                   ============
 Net Assets......................................................  $ 33,387,952
 Shares of Beneficial Interest Outstanding.......................     1,209,412
 Net Asset Value (offering and redemption price per share).......  $      27.61
                                                                   ============
Statement of Operations
                                            For the year ended December 31, 2000

Investment Income:
 Dividends (net of foreign taxes of $27).........................  $    416,654
 Interest........................................................       250,287
                                                                   ------------
 Total Income....................................................       666,941
Expenses:
 Advisory fees...................................................       273,382
 Management servicing fees.......................................        54,677
 Administration fees.............................................        18,188
 Administrative servicing fees...................................        91,127
 Distribution fees...............................................        91,127
 Custody fees....................................................       210,762
 Fund accounting fees............................................        40,957
 Transfer agent fees.............................................        15,378
 Offering costs..................................................         5,472
 Other fees......................................................        14,024
                                                                   ------------
 Total expenses before waivers...................................       815,094
 Less expenses waived............................................      (104,413)
                                                                   ------------
 Net expenses....................................................       710,681
                                                                   ------------
Net Investment Loss..............................................       (43,740)
                                                                   ------------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts........   (24,814,109)
 Net change in unrealized appreciation on investments and futures
  contracts......................................................     2,272,478
                                                                   ------------
 Net realized and unrealized losses on investments and futures
  contracts......................................................   (22,541,631)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $(22,585,371)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

 Statements of Changes in Net Assets

                                       For the            For the period
                                     year ended     October 19, 1999(a) through
                                  December 31, 2000      December 31, 1999
                                  ----------------- ---------------------------
Change in Net Assets:
Operations:
 Net investment income/(loss)....   $     (43,740)         $     17,625
 Net realized gains/(losses) on
  investments and futures
  contracts......................     (24,814,109)              500,555
 Net change in unrealized
  appreciation on investments and
  futures contracts..............       2,272,478               383,285
                                    -------------          ------------
 Net increase/(decrease) in net
  assets resulting from
  operations.....................     (22,585,371)              901,465
Distributions to Shareholders
 from:
 Net investment income...........         (19,015)                   --
 Net realized gains on
  investments and futures
  contracts......................        (500,555)                   --
 In excess of net realized gains
  on investments and futures
  contracts......................         (27,465)                   --
                                    -------------          ------------
 Net decrease in net assets
  resulting from distributions...        (547,035)                   --
Capital Share Transactions:
 Proceeds from shares issued.....     616,394,537            49,941,883
 Dividends reinvested............         546,997                    --
 Cost of shares redeemed.........    (570,225,096)          (41,039,428)
                                    -------------          ------------
 Net increase in net assets
  resulting from capital share
  transactions...................      46,716,438             8,902,455
                                    -------------          ------------
 Total increase in net assets....      23,584,032             9,803,920
Net Assets:
 Beginning of period.............       9,803,920                    --
                                    -------------          ------------
 End of period...................   $  33,387,952          $  9,803,920
                                    =============          ============

-----
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

 Financial Highlights

For a share of beneficial interest outstanding

                                       For the           For the period from
                                     year ended      October 19, 1999(a) through
                                  December 31, 2000       December 31, 1999
                                  -----------------  ---------------------------
Net Asset Value, Beginning of
 Period.........................     $     35.99             $    30.00
                                     -----------             ----------
 Net investment income/(loss)...           (0.04)/(b)/             0.06
 Net realized and unrealized
  gain/(loss) on investments and
  futures contracts.............           (7.90)                  5.93
                                     -----------             ----------
 Total income/(loss) from
  investment operations.........           (7.94)                  5.99
                                     -----------             ----------
Distribution to Shareholders
 from:
 Net investment income..........           (0.02)                    --
 Net realized gain on
  investments and futures
  contracts.....................           (0.40)                    --
 In excess of net realized gain
  on investments and futures
  contracts.....................           (0.02)                    --
                                     -----------             ----------
 Total distributions............           (0.44)                    --
                                     -----------             ----------
Net Asset Value, End of Period..     $     27.61             $    35.99
                                     ===========             ==========
Total Return....................          (22.14)%                19.97%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.........     $33,387,952             $9,803,920
Ratio of expenses to average net
 assets.........................            1.95%                  1.70%/(d)/
Ratio of net investment
 income/(loss) to average net
 assets.........................           (0.12)%                 1.75%/(d)/
Ratio of expenses to average net
 assets*........................            2.24%                  2.53%/(d)/
Portfolio turnover..............            1971%                   686%

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

/(a)/  Commencement of operations.
/(b)/ Per share net investment income has been calculated using the daily average shares method.
/(c)/  Not annualized.
/(d)/  Annualized.

              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                               December 31, 2000

1.   Organization

     ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of sixty-eight separately managed series, twenty-seven of which are operational as of December 31st, 2000. These accompanying financial statements relate to the following portfolios: ProFund VP UltraOTC, ProFund VP Europe 30 and ProFund VP UltraSmall-Cap (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

     Investment Valuation

     Securities, except as otherwise noted, in the portfolio of a ProFund VP that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing system. Short-term debt securities are valued at amortized cost, which approximates market value.

     For the ProFunds VP, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

     Repurchase Agreements

     Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

     The ProFunds VP require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

     Futures Contracts

     The ProFunds VP may purchase (long) or sell (short) stock index futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP

                                   Continued

PROFUNDS VP

                               December 31, 2000

  may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. Unrealized gains and losses for futures traded on domestic exchanges are realized for tax purposes. When the contract is closed or offset, the ProFund VP records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Index Options

  The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction.

  Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Securities Transactions and Related Income

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  Expenses

  Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets.

  Distributions to Shareholders

  The ProFunds VP will distribute net investment income and net realized gains, if any, at least once a year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

                                   Continued

PROFUNDS VP

                               December 31, 2000

    As of December 31, 2000, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                                    Accumulated    Accumulated
                                                   Undistributed   Net Realized
                                                   Net Investment  Gain/(Loss)
                                                   Income/(Loss)  on Investments
                                                   -------------- --------------
   ProFund VP UltraOTC............................   $1,370,391         --
   ProFund VP Europe 30...........................   $    1,046         --
   ProFund VP UltraSmall-Cap......................   $   43,740         --

    Federal Income Tax

    Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.  Shares of Beneficial Interest

    Transactions in shares of beneficial interest were as follows for the periods ended December 31, 2000 and December 31, 1999.

                                         ProFund VP UltraOTC
                          ----------------------------------------------------
                                   For the              October 19, 1999(a)
                                 year ended                   through
                              December 31, 2000          December 31, 1999
                          --------------------------  ------------------------
                            Shares        Amount        Shares       Amount
                          -----------  -------------  ----------  ------------
   Shares Sold...........  10,524,638  $ 584,167,480   1,790,763  $ 79,824,900
   Shares Reinvested.....   1,300,526     22,160,969          --            --
   Shares Redeemed.......  (5,303,886)  (280,596,823)   (833,547)  (40,983,810)
                          -----------  -------------  ----------  ------------
     Net Increase........   6,521,278  $ 325,731,626     957,216  $ 38,841,090
                          ===========  =============  ==========  ============

                                        ProFund VP Europe 30
                          ----------------------------------------------------
                                   For the              October 19, 1999(a)
                                 year ended                   through
                              December 31, 2000          December 31, 1999
                          --------------------------  ------------------------
                            Shares        Amount        Shares       Amount
                          -----------  -------------  ----------  ------------
   Shares Sold...........  13,261,876  $ 494,252,847     132,408  $  4,413,241
   Shares Reinvested.....       3,465        110,635          --            --
   Shares Redeemed....... (12,571,975)  (448,846,399)    (43,800)   (1,469,109)
                          -----------  -------------  ----------  ------------
     Net Increase........     693,366  $  45,517,083      88,608  $  2,944,132
                          ===========  =============  ==========  ============

                                      ProFund VP UltraSmall-Cap
                          ----------------------------------------------------
                                   For the              October 19, 1999(a)
                                 year ended                   through
                              December 31, 2000          December 31, 1999
                          --------------------------  ------------------------
                            Shares        Amount        Shares       Amount
                          -----------  -------------  ----------  ------------
   Shares Sold...........  16,730,273  $ 616,394,537   1,534,275  $ 49,941,883
   Shares Reinvested.....      18,726        546,997          --            --
   Shares Redeemed....... (15,811,985)  (570,225,096) (1,261,877)  (41,039,428)
                          -----------  -------------  ----------  ------------
     Net Increase........     937,014  $  46,716,438     272,398  $  8,902,455
                          ===========  =============  ==========  ============

-----
(a)Commencement of operations.

4. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

    The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

                                   Continued

PROFUNDS VP

                   Notes to Financial Statements (concluded)
                               December 31, 2000

    For its services as Administrator, each ProFund VP pays BISYS a fee at the annual rate of 0.05% of its average daily net assets. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP, for which it receives additional fees. Additionally, ProFunds VP, BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters.

    ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

    Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

    The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with American Skandia Life Assurance Corporation ("American Skandia") pursuant to which American Skandia will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays American Skandia a quarterly fee equal on an annual basis to 0.25% of the average daily net assets of each ProFund VP that were invested in such Fund through American Skandia's separate account. As of January 22, 2001 the Board of Trustees approved an amended administrative services agreement which adjusts the quarterly fee, on an annual basis, to 0.35% of the average daily net assets of each ProFund VP that are invested in such Fund through American Skandia's separate account.

    Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services.

    Waivers are detailed as follows for the year ended December 31, 2000:

                                                           Investment Management
                                                            Advisor   Servicing
                                                             Waiver     Waiver
                                                           ---------- ----------
    ProFund VP UltraSmall-Cap..............................  $49,736    $54,677

    The advisor has voluntarily agreed to waive the ProFunds VP UltraSmall-Cap for expenses incurred to maintain a competative expense ratio for the Fund.

5.  Securities Transactions

    The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the year ended December 31, 2000 were as follows:

                                                       Purchases      Sales
                                                      ------------ ------------
    ProFund VP UltraOTC............................... $943,100,374 $824,611,228
    ProFund VP Europe 30.............................. $498,575,368 $453,467,400
    ProFund VP UltraSmall-Cap......................... $552,879,149 $523,076,110

6.  Federal Income Tax Information (Unaudited)

    At December 31, 2000, the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

    ProFund VP UltraOTC................................ $126,733,479 Expires 2008
    ProFund VP Europe 30............................... $  7,820,051 Expires 2008
    ProFund VP UltraSmall-Cap.......................... $ 13,947,541 Expires 2008



    During the year ended December 31, 2000, the following funds declared long-term capital gain distributions as follows:

    ProFund VP UltraOTC............................................. $11,116,962
    ProFund VP Europe 30............................................ $     4,605
    ProFund VP UltraSmall-Cap....................................... $   111,813

PROFUNDS VP

                       Report of Independent Accountants

To the Trustees and Shareholders of
ProFunds VP

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP UltraOTC, ProFund VP Europe 30 and ProFund VP UltraSmall-Cap (hereafter referred to as the "Funds") at December 31, 2000, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
February 19, 2001